Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2019
Entity Registrant Name	dei_EntityRegistrantName	ADVISORS SERIES TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0001027596
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan. 28, 2020
Document Effective Date	dei_DocumentEffectiveDate	Jan. 28, 2020
Prospectus Date	rr_ProspectusDate	Jan. 28, 2020
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Shenkman Capital Floating Rate High Income Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Shenkman Capital Floating Rate High Income Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Floating Rate Fund seeks to generate a high level of current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Floating Rate Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund’s Class A shares. Certain financial intermediaries also may offer variations in Fund sales charges to their customers as described in Appendix A to the Prospectus. More information about these and other discounts is available from your financial professional and in the “Your Account with a Fund” section on page 30 of the Fund’s Prospectus, the “Class A Shares Sales Charge Reductions and Waivers” section beginning on page 32 of the Fund’s Prospectus, Appendix A to the Prospectus and the “Breakpoints/Volume Discounts and Sales Charge Waivers” section on page 46 of the Fund’s Statement of Additional Information (“SAI”). In addition to the fees and expenses described below, you may also be required to pay brokerage commissions on your purchases and sales of Institutional Class shares of the Fund by certain financial intermediaries.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	1/27/2021
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Floating Rate Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 28% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	28.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses do not correlate to the Ratio of Expenses to Average Net Assets Before Advisory Fee Waiver provided in the Financial Highlights section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include 0.01% that is attributed to acquired fund fees and expenses (“AFFE”). Total Annual Fund Operating Expenses reflect the maximum Rule 12b-1 fee and/or Shareholder Servicing Plan fee allowed while the Expense Ratios in the Financial Highlights reflect actual expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Floating Rate Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Cap only in the first year). You may be required to pay brokerage commissions on your purchases and sales of Institutional Class shares of the Fund, which are not reflected in this Example. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	if you redeem your shares at the end of the period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	if you do not redeem your shares at the end of the period
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Floating Rate Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal market conditions, the Floating Rate Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified portfolio of senior secured and unsecured floating rate bank loans and other floating rate instruments. The Fund seeks to provide a high level of current income through comprehensive fundamental analysis and compounding interest income. The Fund also seeks to preserve capital by avoiding defaults and minimizing both interest rate volatility and credit risk.
The loans and other instruments in which the Floating Rate Fund invests include bank loans (i.e., loan assignments and participations) to corporate borrowers, traditional corporate bonds, notes, debentures, zero-coupon bonds, collateralized loan obligations (“CLOs”) and other corporate debt instruments, and obligations of the U.S. Government and government-sponsored entities. A substantial portion of the Floating Rate Fund’s net assets may be comprised of covenant lite loans. The Fund may invest in corporate fixed-income instruments and loans of any maturity or credit quality. The Fund may invest without limit in loans, bonds or other debt obligations rated lower than Baa by Moody’s Investors Service, Inc. (“Moody’s”) or BBB by Standard & Poor’s (“S&P”) Ratings Services (i.e., “junk” bonds and loans), and may also invest without limit in Rule 144A and restricted fixed-income securities; provided, however, that the Floating Rate Fund may only invest up to 20% of its total assets in fixed-income instruments. The Fund generally invests in high yield instruments rated Caa3 or better by Moody’s or CCC or better by S&P, but retains the discretion to invest in even lower-rated instruments.
The Floating Rate Fund may invest up to 20% of its total assets in foreign fixed-income instruments, including those denominated in U.S. dollars, such as Yankee bonds, or other currencies, and may also invest up to 20% of its total assets in initial public offerings (“IPOs”) and other unseasoned companies. Additionally, the Fund may invest up to 15% of its total assets in convertible bonds, up to 15% of its total assets in other investment companies, including mutual funds and exchange-traded funds (“ETFs”), up to 10% of its total assets in preferred stocks, and up to 10% of its total assets in when-issued securities. The Fund may also utilize leverage of no more than 33% of the Fund’s total assets as part of the portfolio management process. Leverage is the practice of borrowing money to purchase investments, for instance, by borrowing money against a line of credit. The Fund may also create leverage by borrowing money against a margin account where the Fund’s portfolio holdings and cash serve as collateral for the loan. Additionally, the Fund may hold from time to time equity positions received as a result of a restructuring of a debt instrument held by the Fund.
The Floating Rate Fund may invest up to 100% of its net assets in high-quality, short-term debt securities and money market instruments for temporary defensive purposes.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Losing all or a portion of your investment is a risk of investing in the Floating Rate Fund. The success of the Fund cannot be guaranteed. There are risks associated with investments in the types of instruments in which the Fund invests. These risks include:

•
Market and Regulatory Risk.  Events in the financial markets and economy may cause volatility and uncertainty and adversely impact the Fund’s performance. Market events may affect a single issuer, industry, sector, or the market as a whole. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions, including tax law changes, may also impair portfolio management and have unexpected or adverse consequences on particular markets, strategies, or investments.

•
Bank Loan Risk. The Floating Rate Fund’s investments in secured and unsecured assignments of (or participations in) bank loans may create substantial risk. In making investments in bank loans, which are made by banks or other financial intermediaries to borrowers, the Fund will depend primarily upon the creditworthiness of the borrower, whose financial condition may be troubled or highly leveraged, for payment of principal and interest. When the Fund is a participant in a loan, the Fund has no direct claim on the loan and would be a creditor of the lender, and not the borrower, in the event of a borrower’s insolvency or default. Transactions involving floating rate loans have significantly longer settlement periods (e.g., longer than seven days) than more traditional investments and, as a result, sale proceeds related to the sale of loans may not be available to make additional investments or to meet the Fund’s redemption obligations until potentially a substantial period after the sale of the loans. In addition, loans are not registered under the federal securities laws like stocks and bonds, so investors in loans have less protection against improper practices than investors in registered securities.

•
Covenant Lite Loan Risk. Some covenant lite loans tend to have fewer or no financial maintenance covenants and restrictions. A covenant lite loan typically contains fewer clauses which allow an investor to proactively enforce financial covenants or prevent undesired actions by the borrower/issuer. Covenant lite loans also generally provide fewer investor protections if certain criteria are breached. The Fund may experience losses or delays in enforcing its rights on its holdings of covenant lite loans.

•
LIBOR Risk. The Floating Rate Fund invests in certain debt securities, derivatives or other financial instruments that utilize the London Inter-bank Offered Rate, or “LIBOR,” as a “benchmark” or “reference rate” for variable interest rate calculations. In July 2017, the United Kingdom Financial Conduct Authority, which regulates LIBOR, announced a desire to phase out the use of LIBOR by the end of 2021. Although financial regulators and industry working groups have suggested alternative reference rates, global consensus is lacking and the process for amending existing contracts or instruments to transition away from LIBOR remains unclear. Uncertainty and risk also remain regarding the willingness and ability of issuers and lenders to include enhanced provisions in new and existing contracts or instruments. Consequently, the transition away from LIBOR may lead to increased volatility and illiquidity in markets that are tied to LIBOR, decreased values of LIBOR-related investments or investments in issuers that utilize LIBOR, increased difficulty in borrowing or refinancing and diminished effectiveness of hedging strategies, adversely affecting the Fund’s performance or net asset value. Furthermore, the risks associated with the expected discontinuation of LIBOR and transition may be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. Because the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur prior to the end of 2021.

•
Collateralized Loan Obligation Risk. The risks of an investment in a collateralized loan obligation depend largely on the type of the collateral securities and the class of the debt obligation in which the Fund invests. Collateralized loan obligations are generally subject to credit, interest rate, valuation, liquidity, prepayment and extension risks. These securities also are subject to risk of default on the underlying asset, particularly during periods of economic downturn. Collateralized loan obligations carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the collateral may decline in value or default, (iii) the Fund may invest in obligations that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and produce disputes with the issuer or unexpected investment results.

•
High Yield Risk. High yield debt obligations, including bonds and loans, rated below BBB by S&P or Baa by Moody’s (commonly referred to as “junk bonds”) typically carry higher coupon rates than investment grade securities, but also are described as speculative by both S&P and Moody’s and may be subject to greater market price fluctuations, less liquidity and greater risk of loss of income or principal including greater possibility of default and bankruptcy of the issuer of such instruments than more highly rated bonds and loans.

•	Counterparty Risk. Counterparty risk arises upon entering into borrowing arrangements and is the risk from the potential inability of counterparties to meet the terms of their contracts.

•	Credit Risk. The issuers of the bonds and other debt instruments held by the Floating Rate Fund may not be able to make interest or principal payments.

•
Impairment of Collateral Risk. The value of any collateral securing a bond or loan can decline, and may be insufficient to meet the borrower’s obligations or difficult to liquidate. In addition, the Floating Rate Fund’s access to collateral may be limited by bankruptcy or other insolvency laws.

•
Interest Rate Risk. The Fund’s investments in fixed-income instruments will change in value based on changes in interest rates. When interest rates decline, the value of a portfolio invested in fixed-rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a portfolio investment in fixed-rate obligations can be expected to decline. Although the value of the Fund’s investments will vary, the Fund invests primarily in floating rate instruments, which should minimize fluctuations in value as a result of changes in market interest rates. However, because floating rates on loans and other instruments only reset periodically, changes in prevailing interest rates can still be expected to cause some fluctuation in the value of the Fund. Similarly, it is likely there will be less governmental action in the near future to maintain low interest rates. The negative impact on fixed income securities from the resulting rate increases for that and other reasons could be swift and significant, which could cause a decline in the value of the Fund’s portfolio. Other economic factors (such as large downward movement in stock prices, a disparity in supply and demand of certain securities or market conditions that reduce liquidity) can also adversely impact the markets for loans and other debt obligations. Rating downgrades of holdings or their issuers will generally reduce the value of such holdings. Consequently, changes in the values of the Fund’s portfolio likely will cause fluctuation in the value of each partner’s capital account.

•
Investment Risk. The Floating Rate Fund is not a complete investment program and you may lose money by investing in the Fund. The Fund invests primarily in high yield debt obligations issued by companies that may have significant risks as a result of business, financial, market or legal uncertainties. There can be no assurance that the Advisor will correctly evaluate the nature and magnitude of the various factors that could affect the value of, and return on, the Fund’s investments.

•
Leverage Risk. Leverage can increase the investment returns of the Floating Rate Fund if the securities purchased increase in value in an amount exceeding the cost of the borrowing.  However, if the securities decrease in value, the Fund will suffer a greater loss than would have resulted without the use of leverage.

•
Liquidity Risk. Low or lack of trading volume may make it difficult to sell instruments held by the Fund at quoted market prices. The Floating Rate Fund’s investments may at any time consist of significant amounts of positions that are thinly traded or for which no market exists. For example, the investments held by the Fund may not be liquid in all circumstances so that, in volatile markets, the Advisor may not be able to close out a position without incurring a loss. The foregoing risks may be accentuated when the Fund is required to liquidate positions to meet withdrawal requests. Additionally, floating rate loans generally are subject to legal or contractual restrictions on resale, may trade infrequently, and their value may be impaired when the Fund needs to liquidate such loans. High yield bonds and loans generally trade only in the over-the-counter market rather than on an organized exchange and may be more difficult to purchase or sell at a fair price, which could have a negative impact on the Fund’s performance.

•
Derivatives Risk. The Floating Rate Fund may invest in derivative securities for bona fide hedging purposes. A derivative security is a financial contract whose value is based on (or “derived from”) a traditional security (such as a bond) or a market index. Derivatives involve the risk of improper valuation, the risk of ambiguous documentation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying security.

•
Initial Public Offering (“IPO”) and Unseasoned Company Risk.   The market value of IPO shares may fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. Additionally, investments in unseasoned companies may involve greater risks, in part because they have limited product lines, markets and financial or managerial resources. In addition, less frequently-traded securities may be subject to more abrupt price movements than securities of larger capitalized companies.

•
Convertible Bond Risk. Convertible bonds are hybrid securities that have characteristics of both bonds and common stocks and are therefore subject to both debt security risks and equity risk. Convertible bonds are subject to equity risk especially when their conversion value is greater than the interest and principal value of the bond. The prices of equity securities may rise or fall because of economic or political changes and may decline over short or extended periods of time.

•
Foreign Instruments Risk. Investments in foreign instruments involve certain risks not associated with investments in U.S. companies. Foreign instruments in the Floating Rate Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency, foreign currency exchange controls, foreign tax issues and the risks associated with less developed custody and settlement practices.

•
Management Risk. The Floating Rate Fund is an actively managed portfolio. The Advisor’s management practices and investment strategies may not work to produce the desired results. The success of the Fund is largely dependent upon the ability of the Advisor to manage the Fund and implement the Fund’s investment program. If the Fund were to lose the services of the Advisor or its senior officers, the Fund may be adversely affected. Additionally, if the Fund or any of the other accounts managed by the Advisor were to incur substantial losses or were subject to an unusually high level of redemptions or withdrawals, the revenues of the Advisor may decline substantially. Such losses and/or withdrawals may impair the Advisor’s ability to retain employees and its ability to provide the same level of service to the Fund as it has in the past and continue operations.

•
Preferred Stock Risk.  Preferred stocks may be more volatile than fixed-income securities and are more correlated with the issuer’s underlying common stock than fixed-income securities.  Additionally, the dividend on a preferred stock may be changed or omitted by the issuer.

•
Rule 144A Securities Risk. The market for Rule 144A securities typically is less active than the market for publicly-traded securities. Rule 144A securities carry the risk that the liquidity of these securities may become impaired, making it more difficult for the Floating Rate Fund to sell these bonds.

•
U.S. Government Obligations Risk. Certain U.S. government securities are supported by the full faith and credit of the United States; others are supported by the right of the issuer to borrow from the U.S. Treasury; others are supported by the discretionary authority of the U.S. government to purchase the agency’s obligations; and still others are supported only by the credit of the issuing agency, instrumentality, or enterprise. Although U.S. government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation (Freddie Mac) and the Federal National Mortgage Association (Fannie Mae) may be chartered or sponsored by Congress, they are not funded by Congressional appropriations, and their securities are not issued by the U.S. Treasury, are not supported by the full faith and credit of the U.S. government, and involve increased credit risks.

•
When-Issued Instruments Risk. The price or yield obtained in a when-issued transaction may be less favorable than the price or yield available in the market when the instruments’ delivery takes place. Additionally, failure of a party to a transaction to consummate the trade may result in a loss to the Floating Rate Fund or missing an opportunity to obtain a price considered advantageous.

•
Yankee Bond Risk. Yankee bonds are subject to the same risks as other debt issues, notably credit risk, market risk, currency and liquidity risk. Other risks include adverse political and economic developments; the extent and quality of government regulations of financial markets and institutions; the imposition of foreign withholding taxes; and the expropriation or nationalization of foreign issuers.

•
Zero Coupon Securities Risk. While interest payments are not made on such securities, holders of such securities are deemed to have received income annually, notwithstanding that cash may not be received currently. Some of these securities may be subject to substantially greater price fluctuations during periods of changing market interest rates than are comparable securities that pay interest currently. Longer term zero coupon bonds are more exposed to interest rate risk than shorter term zero coupon bonds.

Risk Lose Money [Text]	rr_RiskLoseMoney	Losing all or a portion of your investment is a risk of investing in the Floating Rate Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Floating Rate Fund. The bar chart shows the annual total returns of the Fund’s Institutional Class from year to year. The table shows how the average annual returns for the one year, five years and since inception periods for the Fund’s Institutional Class and Class F compare with those of broad measures of market performance and a more narrowly based index. As of December 31, 2019, the Fund’s Class A and C shares did not commence operations. The Class F shares commenced operations March 1, 2017. The following information shows the performance for the Institutional Class and Class F shares only. The performance for the Class A and C shares would differ only to extent that the Class A and C shares have different expenses than the Institutional Class shares, such as sales charges. If sales charges were included, the returns would be lower than those shown in the bar chart. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available on the Fund’s website at www.shenkmancapital.com/mutual-funds/ or by calling the Fund toll-free at 1‑855-SHENKMAN (1-855-743-6562).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Floating Rate Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-855-743-6562
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.shenkmancapital.com/mutual-funds/
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of December 31 – Institutional Class
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the period of time shown in the bar chart, the Floating Rate Fund’s highest return for a calendar quarter was 3.89% (quarter ended March 31, 2019) and the Fund’s lowest return for a calendar quarter was -3.32% (quarter ended December 31, 2018).

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.89%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.32%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2019)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or an individual retirement account (“IRA”).
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon the redemption of Fund shares and provides an assumed tax deduction that benefits the investor.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The after-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or an individual retirement account (“IRA”). The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon the redemption of Fund shares and provides an assumed tax deduction that benefits the investor.

Shenkman Capital Floating Rate High Income Fund | S&P/LSTA B- & Above Average Leveraged Loan Index(reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	S&P/LSTA B- & Above Average Leveraged Loan Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	9.11%
5 Years	rr_AverageAnnualReturnYear05	4.50%
Since Inception	rr_AverageAnnualReturnSinceInception	4.28%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 15, 2014
Shenkman Capital Floating Rate High Income Fund | S&P/LSTA Leveraged Loan Index(reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	S&P/LSTA Leveraged Loan Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	8.64%
5 Years	rr_AverageAnnualReturnYear05	4.45%
Since Inception	rr_AverageAnnualReturnSinceInception	4.20%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 15, 2014
Shenkman Capital Floating Rate High Income Fund | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	SFHAX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.35%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.10%	[2]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.90%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund’s Class A shares
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses are based on estimated amounts for the current fiscal year.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 389
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	620
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	869
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,583
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	As of December 31, 2019, the Fund’s Class A and C shares did not commence operations.
Shenkman Capital Floating Rate High Income Fund | Class C
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	SFHCX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.35%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.85%	[2]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.65%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses are based on estimated amounts for the current fiscal year.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 268
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	562
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	982
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,153
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	168
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	562
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	982
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,153
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	As of December 31, 2019, the Fund’s Class A and C shares did not commence operations.
Shenkman Capital Floating Rate High Income Fund | Class F
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	SFHFX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.35%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.85%	[2]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.65%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 66
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	251
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	452
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,030
Label	rr_AverageAnnualReturnLabel	Class F Return Before Taxes	[4]
1 Year	rr_AverageAnnualReturnYear01	8.68%	[4]
5 Years	rr_AverageAnnualReturnYear05	3.95%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	3.76%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 01, 2017	[4]
Shenkman Capital Floating Rate High Income Fund | Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	SFHIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.25%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.75%	[2]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.55%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 56
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	220
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	397
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 912
Annual Return 2015	rr_AnnualReturn2015	(1.12%)
Annual Return 2016	rr_AnnualReturn2016	8.86%
Annual Return 2017	rr_AnnualReturn2017	3.64%
Annual Return 2018	rr_AnnualReturn2018	0.53%
Annual Return 2019	rr_AnnualReturn2019	8.67%
Label	rr_AverageAnnualReturnLabel	Institutional Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	8.67%
5 Years	rr_AverageAnnualReturnYear05	4.03%
Since Inception	rr_AverageAnnualReturnSinceInception	3.84%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 15, 2014
Shenkman Capital Floating Rate High Income Fund | Institutional Class | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Institutional Class Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	6.41%
5 Years	rr_AverageAnnualReturnYear05	2.07%
Since Inception	rr_AverageAnnualReturnSinceInception	1.89%
Shenkman Capital Floating Rate High Income Fund | Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Institutional Class Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	5.09%
5 Years	rr_AverageAnnualReturnYear05	2.19%
Since Inception	rr_AverageAnnualReturnSinceInception	2.05%
Shenkman Capital Short Duration High Income Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Shenkman Capital Short Duration High Income Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Short Duration Fund seeks to generate a high level of current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Short Duration Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund’s Class A shares. Certain financial intermediaries also may offer variations in Fund sales charges to their customers as described in Appendix A to the Prospectus. More information about these and other discounts is available from your financial professional and in the “Your Account with a Fund” section on page 30 of the Fund’s Prospectus, the “Class A Shares Sales Charge Reductions and Waivers” section beginning on page 32 of the Fund’s Prospectus, Appendix A to the Prospectus and the “Breakpoints/Volume Discounts and Sales Charge Waivers” section on page 46 of the Fund’s Statement of Additional Information (“SAI”). In addition to the fees and expenses described below, you may also be required to pay brokerage commissions on your purchases and sales of Institutional Class shares of the Fund by certain financial intermediaries.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	1/27/2021
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Short Duration Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 77% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	77.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses reflect the maximum Shareholder Servicing Plan fee allowed for Class F while the Expense Ratios in the Financial Highlights reflect actual expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Short Duration Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Cap only in the first year). You may be required to pay brokerage commissions on your purchases and sales of Institutional Class shares of the Fund, which are not reflected in this Example. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	(if you redeem your shares at the end of the period)
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	(if you do not redeem your shares at the end of the period)
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Short Duration Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal market conditions, the Short Duration Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in fixed-income securities, bank loans and other instruments issued by companies that are rated below investment grade (i.e., “junk” bonds and loans). The Fund considers below investment grade instruments to include instruments with ratings lower than BBB- by Standard & Poor’s (“S&P”) Ratings Services or Baa3 by Moody’s Investors Service, Inc. (“Moody’s”), or that are not rated or considered by the Advisor to be equivalent to high yield instruments. The Fund generally invests in high yield instruments rated CCC or better by S&P or Moody’s, but retains the discretion to invest in even lower rated instruments.
The fixed-income securities, bank loans and other instruments in which the Short Duration Fund invests include traditional corporate bonds, U.S. government obligations and bank loans to corporate borrowers, and may have fixed, floating or variable rates. The Fund typically focuses on instruments that have short durations (i.e., have an expected redemption through maturity, call or other corporate action within three years or less from the time of purchase). Duration is a measure of a debt instrument’s price sensitivity to yield. Higher duration indicates debt instruments that are more sensitive to interest rate changes. Bonds with shorter duration are typically less sensitive to interest rate changes. Duration takes into account a debt instrument’s cash flows over time, including the possibility that a debt instrument might be prepaid by the issuer or redeemed by the holder prior to its stated maturity date. In contrast, maturity measures only the time until final payment is due.
The Short Duration Fund may invest up to 20% of its total assets in foreign fixed-income instruments, including those denominated in U.S. dollars or other currencies, and may also invest without limit in Rule 144A fixed-income securities. Additionally, the Fund may invest up to 15% of its total assets in interest rate swaps for hedging purposes, up to 15% of its total assets in convertible bonds, and up to 10% of its total assets in preferred stocks. The Fund may also utilize leverage of no more than 33% of the Fund’s total assets as part of the portfolio management process. Leverage is the practice of borrowing money to purchase investments, for instance, by borrowing money against a line of credit. The Fund may also create leverage by borrowing money against a margin account where the Fund’s portfolio holdings and cash serve as collateral for the loan. Additionally, the Fund may hold from time to time equity positions received as a result of a restructuring of a debt instrument held by the Fund.
The Short Duration Fund may invest up to 100% of its net assets in high-quality, short-term debt securities and money market instruments for temporary defensive purposes.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Losing all or a portion of your investment is a risk of investing in the Short Duration Fund. The success of the Fund cannot be guaranteed. There are risks associated with investments in the types of instruments in which the Fund invests. These risks include:

•
Market and Regulatory Risk. Events in the financial markets and economy may cause volatility and uncertainty and adversely impact the Fund’s performance. Market events may affect a single issuer, industry, sector, or the market as a whole. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions, including tax law changes, may also impair portfolio management and have unexpected or adverse consequences on particular markets, strategies, or investments.

•
High Yield Risk. High yield debt obligations, including bonds and loans, rated below BBB by S&P or Baa by Moody’s (commonly referred to as “junk bonds”) typically carry higher coupon rates than investment grade securities, but also are described as speculative by both S&P and Moody’s and may be subject to greater market price fluctuations, less liquidity and greater risk of loss of income or principal including greater possibility of default and bankruptcy of the issuer of such instruments than more highly rated bonds and loans.

•
Bank Loan Risk. The Short Duration Fund’s investments in secured and unsecured assignments of (or participations in) bank loans may create substantial risk.  In making investments in such loans, which are made by banks or other financial intermediaries to borrowers the Fund will depend primarily upon the creditworthiness of the borrower, whose financial condition may be troubled or highly leveraged for payment of principal and interest. When the Fund is a participant in a loan, the Fund has no direct claim on the loan and would be a creditor of the lender, and not the borrower, in the event of a borrower’s insolvency or default. Transactions involving floating rate loans have significantly longer settlement periods (e.g., longer than seven days) than more traditional investments and, as a result, sale proceeds related to the sale of loans may not be available to make additional investments or to meet the Fund’s redemption obligations until potentially a substantial period after the sale of the loans. In addition, loans are not registered under the federal securities laws like stocks and bonds, so investors in loans have less protection against improper practices than investors in registered securities.

•
LIBOR Risk. The Short Duration Fund invests in certain debt securities, derivatives or other financial instruments that utilize the London Inter-bank Offered Rate, or “LIBOR,” as a “benchmark” or “reference rate” for variable interest rate calculations. In July 2017, the United Kingdom Financial Conduct Authority, which regulates LIBOR, announced a desire to phase out the use of LIBOR by the end of 2021. Although financial regulators and industry working groups have suggested alternative reference rates, global consensus is lacking and the process for amending existing contracts or instruments to transition away from LIBOR remains unclear. Uncertainty and risk also remain regarding the willingness and ability of issuers and lenders to include enhanced provisions in new and existing contracts or instruments. Consequently, the transition away from LIBOR may lead to increased volatility and illiquidity in markets that are tied to LIBOR, decreased values of LIBOR-related investments or investments in issuers that utilize LIBOR, increased difficulty in borrowing or refinancing and diminished effectiveness of hedging strategies, adversely affecting the Fund’s performance or net asset value. Furthermore, the risks associated with the expected discontinuation of LIBOR and transition may be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. Because the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur prior to the end of 2021.

•
Counterparty Risk. Counterparty risk arises upon entering into borrowing arrangements or derivative transactions and is the risk from the potential inability of counterparties to meet the terms of their contracts.

•	Credit Risk. The issuers of the bonds and other debt securities held by the Short Duration Fund may not be able to make interest or principal payments.

•
Derivatives Risk. The Short Duration Fund may invest in derivative securities for bona fide hedging purposes. A derivative security is a financial contract whose value is based on (or “derived from”) a traditional security (such as a bond) or a market index. Derivatives involve the risk of improper valuation, the risk of ambiguous documentation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying security.

•
Convertible Bond Risk. Convertible bonds are hybrid securities that have characteristics of both bonds and common stocks and are therefore subject to both debt security risks and equity risk. Convertible bonds are subject to equity risk especially when their conversion value is greater than the interest and principal value of the bond. The prices of equity securities may rise or fall because of economic or political changes and may decline over short or extended periods of time.

•
Impairment of Collateral Risk. The value of any collateral securing a bond or loan can decline, and may be insufficient to meet the borrower’s obligations or difficult to liquidate. In addition, the Short Duration Fund’s access to collateral may be limited by bankruptcy or other insolvency laws.

•
Interest Rate Risk. The Fund’s investments in fixed-income instruments will change in value based on changes in interest rates. When interest rates decline, the value of a portfolio invested in fixed-rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a portfolio investment in fixed-rate obligations can be expected to decline. Although the value of the Fund’s investments will vary, the fluctuations in value of the Fund’s investments in floating rate instruments should be minimized as a result of changes in market interest rates. However, because floating rates on loans and other instruments only reset periodically, changes in prevailing interest rates can still be expected to cause some fluctuation in the value of the Fund. Similarly, it is likely there will be less governmental action in the near future to maintain low interest rates. The negative impact on fixed income securities from the resulting rate increases for that and other reasons could be swift and significant, which could cause a decline in the value of the Fund’s portfolio. Other economic factors (such as large downward movement in stock prices, a disparity in supply and demand of certain securities or market conditions that reduce liquidity) can also adversely impact the markets for loans and other debt obligations. Rating downgrades of holdings or their issuers will generally reduce the value of such holdings. Consequently, changes in the values of the Fund’s portfolio likely will cause fluctuation in the value of each partner’s capital account.

•
Investment Risk. The Short Duration Fund is not a complete investment program and you may lose money by investing in the Fund. The Fund invests primarily in high yield debt obligations issued by companies that may have significant risks as a result of business, financial, market or legal uncertainties. There can be no assurance that the Advisor will correctly evaluate the nature and magnitude of the various factors that could affect the value of, and return on, the Fund’s investments.

•
Liquidity Risk. Low or lack of trading volume may make it difficult to sell instruments held by the Fund at quoted market prices. The Short Duration Fund’s investments may at any time consist of significant amounts of positions that are thinly traded or for which no market exists. For example, the investments held by the Fund may not be liquid in all circumstances so that, in volatile markets, the Advisor may not be able to close out a position without incurring a loss. The foregoing risks may be accentuated when the Fund is required to liquidate positions to meet withdrawal requests. Additionally, floating rate loans generally are subject to legal or contractual restrictions on resale, may trade infrequently, and their value may be impaired when the Fund needs to liquidate such loans. High yield bonds and loans generally trade only in the over-the-counter market rather than on an organized exchange and may be more difficult to purchase or sell at a fair price, which could have a negative impact on the Fund’s performance.

•
Leverage Risk. Leverage can increase the investment returns of the Short Duration Fund if the securities purchased increase in value in an amount exceeding the cost of the borrowing.  However, if the securities decrease in value, the Fund will suffer a greater loss than would have resulted without the use of leverage.

•
Initial Public Offering (“IPO”) and Unseasoned Company Risk.   The market value of IPO shares may fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. Additionally, investments in unseasoned companies may involve greater risks, in part because they have limited product lines, markets and financial or managerial resources. In addition, less frequently-traded securities may be subject to more abrupt price movements than securities of larger capitalized companies.

•
Foreign Instruments Risk. Investments in foreign instruments involve certain risks not associated with investments in U.S. companies. Foreign instruments in the Short Duration Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency, foreign currency exchange controls, foreign tax issues and the risks associated with less developed custody and settlement practices.

•
Management Risk. The Short Duration Fund is an actively managed portfolio. The Advisor’s management practices and investment strategies might not work to produce the desired results. The success of the Fund is largely dependent upon the ability of the Advisor to manage the Fund and implement the Fund’s investment program. If the Fund were to lose the services of the Advisor or its senior officers, the Fund may be adversely affected. Additionally, if the Fund or any of the other accounts managed by the Advisor were to incur substantial losses or were subject to an unusually high level of redemptions or withdrawals, the revenues of the Advisor may decline substantially. Such losses and/or withdrawals may impair the Advisor’s ability to retain employees and its ability to provide the same level of service to the Fund as it has in the past and continue operations.

•
Preferred Stock Risk.  Preferred stocks may be more volatile than fixed-income securities and are more correlated with the issuer’s underlying common stock than fixed-income securities.  Additionally, the dividend on a preferred stock may be changed or omitted by the issuer.

•
Rule 144A Securities Risk. The market for Rule 144A securities typically is less active than the market for publicly-traded securities. Rule 144A securities carry the risk that the liquidity of these securities may become impaired, making it more difficult for the Short Duration Fund to sell these bonds.

•
When-Issued Instruments Risk. The price or yield obtained in a when-issued transaction may be less favorable than the price or yield available in the market when the instruments’ delivery takes place. Additionally, failure of a party to a transaction to consummate the trade may result in a loss to the Floating Rate Fund or missing an opportunity to obtain a price considered advantageous.

•
Yankee Bond Risk. Yankee bonds are subject to the same risks as other debt issues, notably credit risk, market risk, currency and liquidity risk. Other risks include adverse political and economic developments; the extent and quality of government regulations of financial markets and institutions; the imposition of foreign withholding taxes; and the expropriation or nationalization of foreign issuers.

•
U.S. Government Obligations Risk. Certain U.S. government securities are supported by the full faith and credit of the United States; others are supported by the right of the issuer to borrow from the U.S. Treasury; others are supported by the discretionary authority of the U.S. government to purchase the agency’s obligations; and still others are supported only by the credit of the issuing agency, instrumentality, or enterprise. Although U.S. government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation (Freddie Mac) and the Federal National Mortgage Association (Fannie Mae) may be chartered or sponsored by Congress, they are not funded by Congressional appropriations, and their securities are not issued by the U.S. Treasury, are not supported by the full faith and credit of the U.S. government, and involve increased credit risks.

Risk Lose Money [Text]	rr_RiskLoseMoney	Losing all or a portion of your investment is a risk of investing in the Short Duration Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Short Duration Fund. The bar chart shows the annual total returns of the Fund’s Institutional Class shares from year to year and does not reflect the sales charges applicable to Class A and Class C. If sales charges were included, the returns would be lower than those shown in the bar chart. The table shows how the Fund’s Institutional Class, Class A (reflecting the sales charges), Class C (reflecting the sales charges) and Class F average annual returns for one year, five years and since inception compare with those of broad measures of market performance. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.shenkmancapital.com/mutual-funds/ or by calling the Fund toll-free at 1‑855-SHENKMAN (1-855-743-6562).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Short Duration Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-855-743-6562
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.shenkmancapital.com/mutual-funds/
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of December 31 – Institutional Class
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart shows the annual total returns of the Fund’s Institutional Class shares from year to year and does not reflect the sales charges applicable to Class A and Class C. If sales charges were included, the returns would be lower than those shown in the bar chart.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the period of time shown in the bar chart, the Short Duration Fund’s highest return for a calendar quarter was 3.84% (quarter ended March 31, 2019) and the Fund’s lowest return for a calendar quarter was -1.64% (quarter ended December 31, 2018).

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.84%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.64%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2019)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or an individual retirement account (“IRA”).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown only for the Institutional Class; after-tax returns for Class A, Class C and Class F will vary to the extent each class has different expenses.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The after-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or an individual retirement account (“IRA”). The after-tax returns are shown only for the Institutional Class; after-tax returns for Class A, Class C and Class F will vary to the extent each class has different expenses.

Shenkman Capital Short Duration High Income Fund | ICE BofA 0-3 Year U.S. Treasury Index (G1QA)(reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	ICE BofA 0-3 Year U.S. Treasury Index (G1QA) (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	3.25%
5 Years	rr_AverageAnnualReturnYear05	1.34%
Since Inception	rr_AverageAnnualReturnSinceInception	1.05%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 31, 2012
Shenkman Capital Short Duration High Income Fund | ICE BofA 0-2 Year Duration BB-B U.S. High Yield Constrained Index (H42C)(reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	ICE BofA 0-2 Year Duration BB-B U.S. High Yield Constrained Index (H42C) (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	7.10%
5 Years	rr_AverageAnnualReturnYear05	4.31%
Since Inception	rr_AverageAnnualReturnSinceInception	4.26%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 31, 2012
Shenkman Capital Short Duration High Income Fund | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	SCFAX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.55%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.27%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.07%	[5]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[6]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund’s Class A shares.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	399
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	623
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	866
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,560
Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	4.08%
5 Years	rr_AverageAnnualReturnYear05	2.61%
Since Inception	rr_AverageAnnualReturnSinceInception	2.78%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 31, 2012
Shenkman Capital Short Duration High Income Fund | Class C
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	SCFCX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.55%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.27%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.82%	[5]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[6]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.75%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 278
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	566
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	979
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,132
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	178
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	566
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	979
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,132
Label	rr_AverageAnnualReturnLabel	Class C Return Before Taxes	[7]
1 Year	rr_AverageAnnualReturnYear01	5.40%	[7]
5 Years	rr_AverageAnnualReturnYear05	2.47%	[7]
Since Inception	rr_AverageAnnualReturnSinceInception	2.46%	[7]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 28, 2014	[7]
Shenkman Capital Short Duration High Income Fund | Class F
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	SCFFX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.55%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.27%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.82%	[5]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[6]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.75%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 77
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	255
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	448
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,007
Label	rr_AverageAnnualReturnLabel	Class F Return Before Taxes	[8]
1 Year	rr_AverageAnnualReturnYear01	7.53%	[8]
5 Years	rr_AverageAnnualReturnYear05	3.48%	[8]
Since Inception	rr_AverageAnnualReturnSinceInception	3.46%	[8]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 17, 2013	[8]
Shenkman Capital Short Duration High Income Fund | Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	SCFIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.55%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.17%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.72%	[5]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[6]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.65%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 66
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	223
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	394
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 888
Annual Return 2013	rr_AnnualReturn2013	5.08%
Annual Return 2014	rr_AnnualReturn2014	1.59%
Annual Return 2015	rr_AnnualReturn2015	0.87%
Annual Return 2016	rr_AnnualReturn2016	5.15%
Annual Return 2017	rr_AnnualReturn2017	3.54%
Annual Return 2018	rr_AnnualReturn2018	0.85%
Annual Return 2019	rr_AnnualReturn2019	7.61%
Label	rr_AverageAnnualReturnLabel	Institutional Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	7.61%
5 Years	rr_AverageAnnualReturnYear05	3.57%
Since Inception	rr_AverageAnnualReturnSinceInception	3.56%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 31, 2012
Shenkman Capital Short Duration High Income Fund | Institutional Class | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Institutional Class Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	5.96%
5 Years	rr_AverageAnnualReturnYear05	2.09%
Since Inception	rr_AverageAnnualReturnSinceInception	2.07%
Shenkman Capital Short Duration High Income Fund | Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Institutional Class Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	4.48%
5 Years	rr_AverageAnnualReturnYear05	2.06%
Since Inception	rr_AverageAnnualReturnSinceInception	2.05%

[1]	Other expenses are based on estimated amounts for the current fiscal year.
[2]	Total Annual Fund Operating Expenses do not correlate to the Ratio of Expenses to Average Net Assets Before Advisory Fee Waiver provided in the Financial Highlights section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include 0.01% that is attributed to acquired fund fees and expenses (“AFFE”). Total Annual Fund Operating Expenses reflect the maximum Rule 12b-1 fee and/or Shareholder Servicing Plan fee allowed while the Expense Ratios in the Financial Highlights reflect actual expenses.
[3]	Shenkman Capital Management, Inc. (the “Advisor”) has contractually agreed to waive a portion or all of its management fees and pay Floating Rate Fund expenses in order to limit Total Annual Fund Operating Expenses (excluding AFFE, taxes, interest expense, dividends on securities sold short, extraordinary expenses, Rule 12b-1 fees, shareholder servicing fees and any other class-specific expenses) to 0.54% of average daily net assets of the Fund (the “Expense Cap”). The Expense Cap will remain in effect through at least January 27, 2021, and may be terminated only by the Trust’s Board of Trustees (the “Board”). The Advisor may request recoupment of previously waived fees and paid expenses from the Fund for 36 months from the date they were waived or paid, subject to the Expense Cap.
[4]	The Institutional Class incepted on October 15, 2014, and Class F incepted on March 1, 2017. Class F performance for the period from October 15, 2014 to March 1, 2017 reflects the performance of the Institutional Class, adjusted to reflect Class F fees and expenses.
[5]	Total Annual Fund Operating Expenses reflect the maximum Shareholder Servicing Plan fee allowed for Class F while the Expense Ratios in the Financial Highlights reflect actual expenses.
[6]	Shenkman Capital Management, Inc. (the “Advisor”) has contractually agreed to waive a portion or all of its management fees and pay Short Duration Fund expenses in order to limit Total Annual Fund Operating Expenses (excluding AFFE, taxes, interest expense, dividends on securities sold short, extraordinary expenses, Rule 12b-1 fees, shareholder servicing fees, and any other class-specific expenses) to 0.65% of average daily net assets of the Fund (the “Expense Cap”). The Expense Cap will remain in effect through at least January 27, 2021, and may be terminated only by the Trust’s Board of Trustees (the “Board”). The Advisor may request recoupment of previously waived fees and paid expenses from the Fund for 36 months from the date they were waived or paid, subject to the Expense Cap.
[7]	The Institutional Class incepted on October 31, 2012, and Class C incepted on January 28, 2014. Class C performance for the period from October 31, 2012 to January 28, 2014, reflects the performance of the Institutional Class, adjusted to reflect Class C fees and expenses
[8]	The Institutional Class incepted on October 31, 2012, and Class F incepted on May 17, 2013. Class F performance for the period from October 31, 2012 to May 17, 2013, reflects the performance of the Institutional Class, adjusted to reflect Class F fees and expenses.